BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS
Amortized cost	$ 1,102.1	$ 1,275.6
Fair value through profit or loss	5.6	7.2
Fair Value through OCI	89.9	21.1
Total	1,197.6	1,303.9
FINANCIAL LIABILITIES
Amortized cost	2,657.1	7,623.1
Fair value through profit or loss	8.0	9.6
Fair Value through OCI	16.1	23.4
Total	$ 2,681.2	$ 7,656.1